SUPPLEMENT TO THE PROSPECTUSES
                                       OF
                            EVERGREEN BALANCED FUNDS,
                        EVERGREEN DOMESTIC GROWTH FUNDS,
                       EVERGREEN EQUITY AND INCOME FUNDS,
                       EVERGREEN GROWTH AND INCOME FUNDS,
              EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS, and
                          EVERGREEN SELECT EQUITY FUNDS

--------------------------------------------------------------------------------
                                  SPECIAL OFFER
--------------------------------------------------------------------------------

This offer applies to the following funds only:

                            Evergreen Blue Chip Fund
                          Evergreen Capital Growth Fund
                            Evergreen Foundation Fund
                              Evergreen Growth Fund
                              Evergreen Omega Fund
                         Evergreen Perpetual Global Fund
                     Evergreen Perpetual International Fund
                          Evergreen Quality Income Fund
                      Evergreen Select Special Equity Fund
                         Evergreen Strategic Growth Fund
                             Evergreen Utility Fund
                      (Each a "Fund," together the "Funds")

         For the period from June 20, 2000 through July 31, 2000 (the "Offering Period"), Evergreen Distributor, Inc. ("EDI"), the principal underwriter for each of the above Funds, will pay to selling brokers the full amount of the front end sales charge assessed on purchases of Class A shares of the Funds during the Offering Period, according to the following schedule:

                                                    Dealer Commission
           Amount of Investment                       As a % of NAV
 ------------------------------------------ -----------------------------------
 ------------------------------------------ -----------------------------------
 Up to $49,999                                            4.75%
 ------------------------------------------ -----------------------------------
 $50,000-$99,999                                          4.50%
 ------------------------------------------ -----------------------------------
 $100,000-$249,999                                        3.75%
 ------------------------------------------ -----------------------------------
 $250,000-$499,999                                        2.50%
 ------------------------------------------ -----------------------------------
 $500,000-$999,999                                        2.00%
 ------------------------------------------ -----------------------------------
 ------------------------------------------ -----------------------------------


         Purchases of Class A shares of the Funds during the Offering Period will be at net asset value. This offer does not change the existing schedule of commissions to brokers for purchases of $1 million or more.

         In addition, EDI will pay the selling broker a commission of 4.5% of the offering price on sales of Class B shares during the Offering Period, and 2.5% on sales of Class C shares during the Offering Period.




June 20, 2000                                                    554940    6/00